Common Stock (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Reserved Shares of Common Stock for Future Issuances

As of December 31, 2013, the Company had reserved shares of common stock for future issuances as follows (in thousands):

SHARES
Stock options available for future grant	1,194
Stock options outstanding	2,608
Warrants to purchase common stock	151

3,953